Shareholders' Equity - Schedule of Common Shares Authorized and Issued and Outstanding (Details) - USD ($)	Dec. 31, 2025	Oct. 02, 2025
Schedule of Common Shares Authorized and Issued and Outstanding [Line Items]
Common shares authorized	Unlimited
Common shares issued	1
Common shares Outstanding	1
Common shares amount (in Dollars)
Common Shares [Member]
Schedule of Common Shares Authorized and Issued and Outstanding [Line Items]
Common shares authorized	Unlimited
Common shares issued	1
Common shares Outstanding	1
Common shares amount (in Dollars)